Note 2 - Summary of Significant Accounting Policies (Details) - Computation of Basic and Diluted Net Loss Per Share (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 02, 2012	Feb. 17, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss			$ (806,259)	$ (2,238,552)	$ (2,235,799)	$ (7,286,454)	$ (8,622,393)	$ (4,631,621)
Net loss allocated to participating securities			169	32,415	801	144,349	170,052	72,062
Net loss attributable to stockholders			(806,090)	(2,206,137)	(2,234,998)	(7,142,105)	(8,452,341)	(4,559,559)
Preferred stock dividend			(28,980)	(75,331)	(124,509)	(117,618)	(174,342)	(99,047)
Preferred deemed dividend	(362,000)	(975,000)	(501,304)		(875,304)		(362,903)	(975,460)
Numerator for net income loss per share			$ (1,336,374)	$ (2,281,468)	$ (3,234,811)	$ (7,259,723)	$ (8,989,586)	$ (5,634,066)
Denominator:
Weighted-average shares outstanding (in Shares)			81,763,478	20,176,051	56,716,084	18,536,062	19,791,045	12,537,727
Weighted-average unvested restricted shares outstanding (in Shares)			(17,106)	(292,164)	(20,317)	(367,211)	(390,321)	(195,072)
Denominator for basic calculation (in Shares)			81,746,372	19,883,887	56,695,767	18,168,851	19,400,724	12,342,655
Denominator for diluted net loss per share (in Shares)			81,746,372	19,883,887	56,695,767	18,168,851	19,400,724	12,342,655
Diluted net loss per share attributable to common stockholders (in Dollars per share)			$ (0.02)	$ (0.11)	$ (0.06)	$ (0.40)	$ (0.46)	$ (0.46)
Basic net loss per share attributable to common stockholders (in Dollars per share)			$ (0.02)	$ (0.11)	$ (0.06)	$ (0.40)	$ (0.46)	$ (0.46)